Income Taxes (Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
U.S.			$ 29,422	$ 32,877	$ 32,539
Non-U.S.			105,065	110,414	141,026
Income before income taxes	$ 6,250	$ 22,749	$ 134,487	$ 143,291	$ 173,565